Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Interest Payable	$ 19,429	$ 17,013
Voyage and vessel expenses	27,262	40,899
Payroll and benefits	21,418	4,053
Other general expenses	4,233	1,145
Income and other tax payable	2,398	791
Distributions payable on preferred units	6,365	6,425
Noninterest-bearing Deposit Liabilities, Domestic	4,908	1,538
Accrued liabilities and other (notes 9 and 13)	89,013	71,864
Evergas
Payables and Accruals [Abstract]
Business acquisition costs, Accrued Liabilities, Current	3,000	0
Asset Acquisition [Line Items]
Business acquisition costs, Accrued Liabilities, Current	$ 3,000	$ 0